UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7930

Strong High-Yield Municipal Bond Fund, Inc., on behalf of the
Strong High-Yield Municipal Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong High-Yield Municipal Bond Fund
July 31, 2004 (Unaudited)
                                                                                     Shares or Principal
                                                                                            Amount                Value
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 60.0%
California 8.0%
California GO, 5.10%, Due 2/01/34                                                             $    750,000          $   739,688
Golden State Tobacco Securitization Corporation Asset-Backed Tobacco Settlement
Revenue:
    5.375%, Due 6/01/28                                                                            640,000              640,800
    5.50%, Due 6/01/18                                                                           1,355,000            1,390,569
San Bernardino, California Residential SFMR, 9.50%, Due 6/01/12 (e)                              1,355,000            1,863,125
                                                                                                          ----------------------
                                                                                                                      4,634,182

Florida 1.0%
Capital Trust Agency Revenue - Seminole Tribe Convention Project, 8.95%, Due
10/01/33                                                                                           500,000              585,000
Georgia 11.0%
Atlanta, Georgia Urban Residential Finance Authority MFHR (c):
    Evergreen Village Estates Project, 6.625%, Due 5/01/28                                         605,000              421,231
    Park Place Apartments Project, 6.75%, Due 3/01/31                                            6,000,000            4,762,500
Fulton County, Georgia Housing Authority MFHR - Washington Court Project (c):
    6.40%, Due 2/01/19                                                                             660,000              330,825
    6.50%, Due 2/01/28                                                                           1,750,000              875,000
                                                                                                          ----------------------
                                                                                                                      6,389,556

Indiana 13.5%
Indiana Health Facility Financing Authority Revenue - Hamilton Communities, Inc.
Project, 6.50%, Due 1/01/30 (c) (f)                                                             18,200,000            4,550,000
Indianapolis, Indiana Airport Authority Special Facility Revenue - United Air
Lines, Inc. Project, 6.50%, Due 11/15/31 (f)                                                     1,025,000              199,875
St. Joseph County, Indiana EDR - Hamilton Communities Obligation Group Project,
7.15%, Due 7/01/29 (c)                                                                           3,155,000            3,119,506
                                                                                                          ----------------------
                                                                                                                      7,869,381

Massachusetts 4.8%
Massachusetts Industrial Finance Agency Health Care Facility Revenue - Metro Health
Foundation of Massachusetts, Inc. Project, 6.75%, Due 12/01/27 (c)                               3,000,000            2,812,500

Nebraska 3.2%
Nebraska Public Power District Capital Appreciation Revenue, Zero %, Due 1/01/07 (d)             2,000,000            1,877,500

New Hampshire 3.6%
New Hampshire Business Finance Authority Revenue - Air Cargo Facility at Pease LLC
Project, 6.75%, Due 4/01/24 (c)                                                                  2,310,000            2,119,425

New Jersey 0.5%
Camden County, New Jersey Improvement Authority Lease Revenue - Kaighn Point Marine
Terminal A Project, 8.00%, Due 6/01/27 (c) (f)                                                   4,890,000              287,287

New Mexico 1.8%
Farmington, New Mexico PCR Refunding - Public Service Company of San Juan Project,
6.30%, Due 12/01/16                                                                              1,000,000            1,066,250

Ohio 2.5%
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments Project, 5.46%, Due
10/01/37 (c) (f)                                                                                 2,217,055                   22
Medina County, Ohio EDR MFHR - Camelot Place, Ltd. Project, 8.375%, Due 10/01/23 (c)               400,000              387,000
Montgomery County, Ohio Health Care Facilities Revenue Refunding - Evangelical
Retirement Village, Inc. Project, 5.50%, Due 2/01/07 (c)                                         1,310,000            1,079,113
                                                                                                          ----------------------
                                                                                                                      1,466,135

Pennsylvania 4.4%
Delaware County, Pennsylvania Authority Health Care Facility First Mortgage Revenue
- GF/Longwood Care, Inc. Project (c) (f):
    8.50%, Due 4/15/10                                                                             530,000              212,000
    9.00%, Due 4/15/25                                                                           5,860,000            2,344,000
                                                                                                          ----------------------
                                                                                                                      2,556,000

Tennessee 0.8%
Memphis, Tennessee Health, Educational and Housing Facility Board MFHR - Hickory
Pointe Apartments Project, 8.50%, Due 7/01/10 (c) (f)                                              743,665              453,636

Texas 4.9%
De Soto, Texas IDA IDR - Wintergreen Commercial Partnership Project, 7.00%, Due
1/01/17 (c)                                                                                      1,845,852            1,675,111
Lubbock, Texas Housing Finance Corporation Capital Appreciation Revenue, Zero %,
Due 10/01/15 (e)                                                                                 2,000,000            1,205,000
                                                                                                          ----------------------
                                                                                                                      2,880,111
--------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $60,727,156)                                                                             34,996,963
--------------------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 4.9%
Ohio 1.5%
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments Project, 6.00%, Due
10/01/37 (Rate Reset Effective 1/01/09) (c)                                                      1,277,842              856,154

Texas 1.8%
Brazos River Authority PCR Refunding - TXU Electric Company Project, 5.75%, Due
5/01/36 (Mandatory Put at $100 on 11/01/11)                                                      1,000,000            1,048,750

Wisconsin 1.6%
Racine, Wisconsin Solid Waste Disposal Revenue Refunding - Republic Services
Project, 3.25%, Due 12/01/37 (Mandatory Put at $100 on 4/01/09)                                  1,000,000              971,250
--------------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $2,939,074)                                                                 2,876,154
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 32.9%
Variable Rate Municipal Bonds 30.8%
Arizona 0.4%
Arizona Health Facilities Authority Healthcare Education Facilities Revenue -
Kirksville Collateral Osteopathic Project, 1.35%, Due 11/01/30 (Putable at $100 and
Rate Reset Effective 8/11/04) (d)                                                                  250,000              250,000

Florida 2.3%
Volusia County, Florida IDA Revenue Refunding, 3.74%, Due 12/01/28 (Putable at $100
and Rate Reset Effective 8/04/04) (c) (d)                                                        1,350,000            1,350,000

Georgia 2.8%
Burke County, Georgia Development Authority PCR - Georgia Power Company Plant
Vogtle Project:
   1.50%, Due 10/01/32 (Putable at $100 and Rate Reset Effective 9/01/04)                          900,000              900,000
   1.50%, Due 10/01/32 (Putable at $100 and Rate Reset Effective 9/03/04)                          726,000              726,000
                                                                                                          ----------------------
                                                                                                                      1,626,000

Illinois 5.7%
Illinois DFA PCR Refunding - Illinois Power Company Project, 1.50%, Due 11/01/28
(Putable at $100 and Rate Reset Effective 8/10/04) (d)                                           3,345,000            3,345,000

Kansas 3.9%
Burlington, Kansas PCR Refunding - Kansas Gas and Electric Company Project, 1.388%,
Due 6/01/31 (Putable at $100 and Rate Reset Effective 8/27/04) (d)                               2,300,000            2,300,000

Kentucky 0.9%
Ohio County, Kentucky PCR Refunding - Big Rivers Electric Project, 1.45%, Due
10/01/22 (Putable at $100 and Rate Reset Effective 8/25/04) (d)                                    500,000              500,000

Michigan 4.3%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter Hills Obligation
Group Project, 1.30%, Due 7/01/33 (Putable at $100 and Rate Reset Effective
8/12/04) (d)                                                                                     2,500,000            2,500,000

Missouri 4.8%
Missouri Environmental Improvement & Energy Resources Authority Environmental
Improvement Revenue Refunding - Union Electric Company Project:
    1.24%, Due 9/01/33 (Putable at $100 and Rate Reset Effective 8/26/04) (d)                      205,000              205,000
    1.33%, Due 12/01/20 (Putable at $100 and Rate Reset Effective 8/12/04) (d)                   2,000,000            2,000,000
    1.50%, Due 9/01/33 (Putable at $100 and Rate Reset Effective 8/05/04)                          600,000              600,000
                                                                                                          ----------------------
                                                                                                                      2,805,000

North Dakota 4.5%
McLean County, North Dakota Solid Waste Disposal Revenue - National Rural Utility
Company Project:
    1.48%, Due 12/01/19 (Putable at $100 and Rate Reset Effective 8/11/04)                       1,600,000            1,600,000
    1.518%, Due 12/01/19 (Putable at $100 and Rate Reset Effective 9/01/04)                      1,000,000            1,000,000
                                                                                                          ----------------------
                                                                                                                      2,600,000

Oregon 1.2%
Medford, Oregon Hospital Facilities Authority Revenue Refunding - Rogue Valley
Manor Project, 1.518%, Due 8/15/32 (Putable at $100 and Rate Reset Effective
9/01/04) (d)                                                                                       700,000              700,000
                                                                                                          ----------------------
Total Variable Rate Municipal Bonds                                                                                  17,976,000

Municipal Money Market Funds 2.1%
Multiple States

Strong Tax-Free Money Fund (b)                                                                   1,220,000            1,220,000
--------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $19,196,000)                                                                      19,196,000
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $82,862,230) 97.8%                                                             57,069,117
Other Assets and Liabilities, Net 2.2%                                                                                1,279,429
--------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                            $       58,348,546
--------------------------------------------------------------------------------------------------------------------------------


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Affiliated issuer.
(c) Illiquid security.
(d) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(e) Escrowed to maturity.
(f) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bancruptcy, or the fund has halted accruing income.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong High-Yield Municipal Bond Fund, Inc., on behalf of the
Strong High-Yield Municipal Bond Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004